======================================================================

                               Managed Municipals
                                 Portfolio Inc.

                               Semi-Annual Report

                                November 30, 1997

                                     [LOGO]

================================================================================

                                     [LOGO]

                               Managed Municipals
                                 Portfolio Inc.

                                November 30, 1997

================================================================================

Dear Shareholder:

     We are pleased to provide the semi-annual report for the Managed Municipals Portfolio Inc. ("Portfolio") for the period ended November 30, 1997. Over the six-month period covered by this report, the Portfolio distributed income dividends totaling $0.348 per share. The table below shows the annualized distribution rate and six-month total return based on the Portfolio's November 30, 1997 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

      Price                     Annualized                  Six-Month
    Per Share               Distribution Rate*            Total Return
  --------------            ------------------            ------------
  $12.45 (NAV)                     5.40%                      7.73%
  $11.625 (NYSE)                   5.78%                      2.97%


     In comparison, general closed-end municipal bond funds posted an average total return based on NAV of 6.28% for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major fund-tracking organization.)

Municipal Bond Market Update

     The municipal bond market is in the midst of a powerful rally that began in early spring. Yet municipal bonds have not rallied quite as much as government bonds because this fall has seen a prolific issuance of refunding issues. All of this simply means that municipals are very attractive on an after-tax basis compared to government bonds at this time. We have therefore been fully invested with an emphasis on high-quality issues because of the little yield pick-up available from lower-rated issues. We tend to be value-oriented investors. Quality in our view is coming at a small premium over BAA and lower-rated credits.

----------
* This distribution assumes monthly dividends at the current rate of $0.056 per share for twelve months.

-------------------------------------[LOGO]-------------------------------------

     The powerful rally in municipals has created some very interesting investment opportunities. The long maturities in our marketplace are priced almost even with maturities that are considerably shorter. If we can maintain our coupon income yet take much less interest rate risk, we are delighted to do so. As long as the yield curve stays this "flat," we will continue to maintain a high grade profile, and also seek to lessen our interest rate volatility in today's lower interest-rate environment. We have been waiting for this market opportunity for a while. Consistent with one of our key investment strategies after large rallies, we tend to shorten up maturities a lot; after large declines, we usually become more aggressive.

Fund's Investment Strategy

     As of November 30, 1997, approximately 89.6% of the Portfolio's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Corporation or Moody's Investor Service Inc., with approximately 59% of the Portfolio invested in AAA/Aaa bonds, the highest possible rating. (Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or have an equivalent rating by any nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.) The Portfolio's largest holdings are concentrated in hospital bonds (about 18% of the Portfolio), transportation bonds (16% of the Portfolio) and water and sewer bonds (roughly 12% of the Portfolio) because we believe they offer good relative values.

Municipal Bond Market Outlook

     The fundamental outlook for bonds is quite good. The U.S. economy continues to produce healthy results without fanning the flames of inflation. And while inflation remains extremely low, with economic uncertainty prevalent in Southeast Asia, we expect it to stay that way for the next several quarters. Federal Reserve Board monetary policy appears to be on hold for the moment, and tax-exempt bonds are in decent supply and are attractively priced. All of those factors should add up to a municipal bond investor-friendly climate over the next quarter or two. While we remain committed to our conservative investment strategy, discipline will continue to be the main determinant of your Fund's maturity structure.


-------------------------------------[LOGO]-------------------------------------

     In closing, thank you for investing in the Managed Municipals Portfolio Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon             /s/ J. P. Deane
---------------------		  ---------------
Heath B. McLendon                 Joseph P. Deane
Chairman                          Vice President and
                                  Investment Officer


December 19, 1997



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                                       3

================================================================================
                             Schedule of Investments
                          November 30, 1997 (unaudited)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================

====================================
 MUNICIPAL BONDS AND NOTES -- 100.0%
====================================
California -- 10.9%
$   3,000,000   AAA     Anaheim, CA Public Finance Authority,
                          Lease Revenue, (Public Improvements
                          Project), Series A, FSA-Insured,
                          5.000% due 3/1/37                            $  2,846,250
    2,000,000   AAA     California State Department of Water
                          Resource, (Center Valley Project
                          Revenue Water System), MBIA-Insured,
                          4.750% due 12/1/29                              1,812,500
    1,000,000   AAA     California State Public Works Board, Lease
                          Revenue, AMBAC-Insured, Department
                          of Corrections, CA Prison,
                          5.250% due 1/1/21                                 991,250
    2,755,000   AA      California Statewide Community Development
                          Authority COP, (St. Joseph Health System),
                          5.250% due 7/1/21                               2,720,562
                        Los Angeles, CA Public Works, Financing
                          Authority Lease Revenue, Series A:
    2,000,000   AAA         Multiple Capital Projects,
                              AMBAC-Insured, 5.125% due 6/1/17            1,967,500
    3,000,000   AA          Regional Park & Open Space District,
                              5.000% due 10/1/16                          2,925,000
    3,300,000   A-      Los Angeles, CA Regional Airport
                          Improvement Corp., Los Angeles
                          International Airport Lease Revenue,
                          6.500% due 1/1/32(a)                            3,427,875
                        Los Angeles County, CA Metropolitan,
                          Transportation Authority, Sales Tax
                          Revenue, MBIA-Insured:
    7,700,000   AAA         5.250% due 7/1/17                             7,709,625
    3,000,000   AAA         5.250% due 7/1/18                             2,992,500
                        Metropolitan Water District, Southern
                          California Waterworks Revenue Refunding:
                            Series A:
    3,000,000   AA            5.000% due 7/1/16                           2,940,000
    1,500,000   AA            5.000% due 7/1/18                           1,460,625
    7,500,000   AAA         Series B, MBIA-Insured, 4.750% due 7/1/21     6,946,875
    3,140,000   AAA     Rancho Mirage, CA Redevelopment Agency,
                          Tax Allocation Refunding, 1984 Project,
                          Series A, MBIA-Insured, 5.000% due 4/1/24       3,014,400

                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
California -- 10.9% (continued)
$   4,250,000   AAA     Riverside County, CA COP (1997 Lease
                          Refunding Project), MBIA-Insured,
                          5.125% due 11/1/17                           $  4,170,313
    2,750,000   AAA     Sacramento County, CA Public Facilities
                          Project, MBIA-Insured, 5.375% due 2/1/19        2,767,187
-----------------------------------------------------------------------------------
                                                                         48,692,462
-----------------------------------------------------------------------------------
Colorado -- 13.4%
                        Arapahoe County, CO Capital Improvement,
                          Public Highway Authority:
   14,770,000   AAA         E-470 Public Highway Authority, Series A,
                              MBIA-Insured, 5.000% due 9/1/21            14,234,588
    3,000,000   Aaa*        Pre-Refunded -- Escrowed with U.S.
                              government securities to 8/31/05
                              Call @ 103, 7.000% due 8/31/26(b)(c)        3,540,000
    2,000,000   BBB+    Colorado Springs, CO Airport Revenue,
                          Series A, 7.000% due 1/1/22(a)                  2,180,000
    1,000,000   AA      Colorado Springs, CO Utilities Revenue
                          Refunding & Improvement, Series A,
                          5.125% due 11/15/23                               978,750
   60,000,000   Aaa*    Dawson Ridge, CO Metropolitan District
                          No. 1, Series B, (Escrowed to Maturity
                          with Refco Strips), zero coupon due 10/1/22    15,525,000
                        Denver, CO City & County Airport Revenue,
                          Series C:
   10,165,000   Baa1*       6.125% due 11/15/25(a)                       10,546,187
    8,160,000   AAA         Escrowed to Maturity with U.S.
                              government securities, 6.125% due
                              11/15/25(a)(c)                              8,955,600
    3,155,000   Baa1*       6.750% due 11/15/22(a)                        3,415,288
      845,000   AAA         Pre-Refunded-- Escrowed with U.S.
                              government securities to 11/15/02
                              Call @ 102, 6.750% due 11/15/22(a)(c)         940,063
-----------------------------------------------------------------------------------
                                                                         60,315,476
-----------------------------------------------------------------------------------
Connecticut -- 0.3%
    1,200,000   AA-     Connecticut State Community Development
                          Authority, Special Obligation, Series A,
                          5.550% due 12/15/15                             1,228,500
-----------------------------------------------------------------------------------


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
Florida -- 2.5%
$   5,000,000   BBB-    Martin County, FL IDA, (Indiantown
                          Cogeneration Project), Series A,
                          7.875% due 12/15/25(a)                       $  5,806,250
                        Tampa, FL Revenue Bonds, (Florida
                          Aquarium Inc. Project):
    2,900,000   NR          7.550% due 5/1/12(d)                          3,309,625
    2,000,000   NR          7.750% due 5/1/27(b)                          2,300,000
-----------------------------------------------------------------------------------
                                                                         11,415,875
-----------------------------------------------------------------------------------
Georgia -- 0.0%
      200,000   VMIG 1* Burke County, GA Development
                          Authority PCR, GA Power Company,
                          3.750% due 4/1/32(e)                              200,000
-----------------------------------------------------------------------------------
Hawaii -- 0.9%
    4,010,000   AAA     Hawaii State GO, Series CP, FGIC-Insured,
                          5.000% due 10/1/15                              3,914,763
-----------------------------------------------------------------------------------
Illinois -- 2.7%
                        Illinois Health Facilities Authority Revenue:
    1,000,000   AAA       Edward Obligation Group, Series A,
                            AMBAC-Insured, 5.250% due 2/15/27               967,500
    2,000,000   AAA       Memorial Health Systems, MBIA-Insured,
                            5.250% due 10/1/18                            1,957,500
    1,500,000   AAA       Sherman Health Systems, AMBAC-Insured,
                            5.250% due 8/1/27                             1,451,250
    4,000,000   AAA     Illinois State GO, FGIC-Insured,
                          5.250% due 12/1/20                              3,970,000
    4,000,000   AAA     Metropolitan Pier & Exposition
                          Authority, IL (McCormick Plan Exposition
                          Project), Series A, AMBAC-Insured,
                          5.250% due 6/15/27                              3,955,000
-----------------------------------------------------------------------------------
                                                                         12,301,250
-----------------------------------------------------------------------------------
Indiana -- 2.3%
    5,000,000   AAA     Indiana Health Facilities Financing
                          Authority, Hospital Revenue, (Sisters of
                          St. Francis Health), MBIA-Insured,
                          5.375% due 11/1/27                              4,918,750
    5,000,000   Aa3*    Indiana Port Commission Revenue Refunding
                          Project, (Cargill Inc. Project),
                          6.875% due 5/1/12(b)                            5,506,250
-----------------------------------------------------------------------------------
                                                                         10,425,000
-----------------------------------------------------------------------------------


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
Louisiana -- 1.3%
$   5,500,000   Aa3*    Saint Martin Parish, LA Industrial Revenue,
                          (Cargill Inc. Project), 6.625% due 10/1/12   $  6,008,750
-----------------------------------------------------------------------------------
Maryland -- 0.7%
   10,000,000   NR      Maryland State Energy Financing Administration,
                          Solid Waste Disposal Revenue, Limited
                          Obligation, (Hagerstown Project),
                          9.000% due 10/15/16(b)(f)                       3,100,000
-----------------------------------------------------------------------------------
Massachusetts -- 6.4%
    4,260,000   AAA     Massachusetts Bay Transportation Authority,
                          Series B, FSA-Insured, 5.250% due 3/1/26        4,190,775
   10,000,000   NR      Massachusetts State Industrial Finance Authority,
                          Solid Waste Disposal Revenue, Massachusetts
                          Recycling Association, Series A, 9.000%
                          due 8/1/16(b)(f)                                3,750,000
    3,000,000   AA-     Massachusetts State Port Authority Revenue,
                          Series A, 5.000% due 7/1/27                     2,865,000
                        Massachusetts State Turnpike Authority,
                          Highway System Revenue, Sub-Series B,
                          MBIA-Insured:
    2,000,000   AAA         5.250% due 1/1/29                             1,977,500
    2,500,000   AAA         5.125% due 1/1/37                             2,400,000
                        Massachusetts State Water Resource Authority,
                          MBIA-Insured:
    4,000,000   AAA         Series B, 5.000% due 12/1/25                  3,815,000
    2,000,000   AAA         Series C, 5.250% due 12/1/20                  1,997,500
    8,000,000   AAA         Series D, 5.000% due 8/1/24                   7,740,000
-----------------------------------------------------------------------------------
                                                                         28,735,775
-----------------------------------------------------------------------------------
Michigan -- 5.9%
    1,675,000   AA+     Michigan Municipal Bond Authority Revenue,
                          State Revolving Fund, 5.125% due 10/1/20        1,656,156
    2,000,000   AA-     Michigan State Building Authority Revenue,
                          Facilities Program, Series II,
                          4.750% due 10/15/13                             1,905,000
    5,000,000   AAA     Michigan State Hospital Finance Authority
                          Revenue Refunding, Detriot Medical Group,
                          Series A, MBIA-Insured, 5.250% due 8/15/27      4,875,000
   16,375,000   NR      Midland County, MI Education Development
                          Corp., PCR, Limited Obligation, Series B,
                          9.500% due 7/23/09(a)(b)                       18,217,188
-----------------------------------------------------------------------------------
                                                                         26,653,344
-----------------------------------------------------------------------------------


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
Minnesota -- 1.1%
$   2,500,000   Aa3*    Duluth, MN Seaway Port Authority, IDA,
                          Dock & Wharf Revenue, (Cargill Inc.
                          Project), 6.800% due 5/1/12                  $  2,734,375
                        Minnesota State Higher Education Facilities
                          Authority Revenue, University St. Thomas
                          Education:
      525,000   A2*         Series 3, 5.375% due 4/1/18                     520,406
      615,000   A2*         Series 4, 5.400% due 4/1/23                     607,313
    1,250,000   AA+     Minnesota State Housing Financing Agency,
                          Single-Family Mortgage, Series I,
                          5.500% due 1/1/17                               1,267,187
-----------------------------------------------------------------------------------
                                                                          5,129,281
-----------------------------------------------------------------------------------
Missouri -- 0.2%
    1,000,000   AAA     Fenton, MO COP, Capital Improvement Projects,
                          MBIA-Insured, 5.125% due 9/1/17                   998,750
-----------------------------------------------------------------------------------
Mississippi -- 0.3%
    1,100,000   A-1+    Harrison County, MS PCR, (du Pont De Nemours
                          Project), 3.900% due 9/1/10(e)                  1,100,000
-----------------------------------------------------------------------------------
Montana -- 1.8%
    8,000,000   NR      Montana State Board Investment Resource
                          Recovery, (Yellowstone Energy Project),
                          7.000% due 12/31/19                             7,870,000
-----------------------------------------------------------------------------------
Nebraska -- 0.9%
    4,000,000   AAA     Nebraska Public Power District Revenue,
                          Series A, MBIA-Insured, 5.250% due 1/1/28       3,960,000
-----------------------------------------------------------------------------------
New Jersey -- 1.3%
    5,200,000   A+      Hudson County, NJ Improvement Authority,
                          6.625% due 8/1/25                               5,635,500
-----------------------------------------------------------------------------------
New York -- 7.1%
                        New York City Municipal Water Financing
                          Authority, Water & Sewer System Revenue,
                          Series A:
    3,000,000   A-          5.125% due 6/15/17                            2,936,250
    1,500,000   A-          5.125% due 6/15/21                            1,451,250
    1,090,000   AAA     New York State Dormitory Authority Lease
                          Revenue, Health Facilities Improvement
                          Program, Series A, FSA-Insured,
                          5.500% due 5/15/16                              1,104,987


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
New York -- 7.1% (continued)
                        New York State Dormitory Authority Revenue:
                          AMBAC-Insured:
$   2,620,000   AAA         Barnard College, 5.250% due 7/1/26         $  2,593,800
    6,000,000   AAA         Montefiore Medical Center,
                              5.250% due 2/1/15                           6,007,500
    4,000,000   AAA       Mental Health Services Facilities
                            Improvement, Series D, FSA-Insured,
                            5.125% due 8/15/17                            3,910,000
    5,000,000   A-        State University Educational Facilities,
                            5.000% due 5/15/14                            4,856,250
                        New York State Medcare Mental Health
                          Services:
    3,000,000   AAA         FGIC-Insured, 5.250% due 2/15/19              2,958,750
    1,300,000   AAA         FSA-Insured, 5.250% due 2/15/21               1,272,375
    5,000,000   Aa*     Triborough Bridge & Tunnel Authority
                          of NY, General Purpose, Series A,
                          5.000% due 1/1/24                               4,762,500
-----------------------------------------------------------------------------------
                                                                         31,853,662
-----------------------------------------------------------------------------------
Ohio -- 3.7%
    2,000,000   AAA     Akron, OH Economic Development,
                          MBIA-Insured, 5.000% due 12/1/18                1,932,500
    1,000,000   AAA     Cleveland-Cuyahoga County, OH Port
                          Authority Revenue, Rock & Roll
                          Hall of Fame, AMBAC-Insured,
                          5.400% due 12/1/15                              1,008,750
    6,360,000   AAA     Cuyahoga County, OH Hospital Revenue
                          Refunding, (Metrohealth System), Series A,
                          MBIA-Insured, 5.125% due 2/15/14                6,304,350
    2,000,000   AAA     Ohio State Higher Educational Facilities
                          Community Revenue, (Union Dayton
                          Project), AMBAC-Insured,
                          5.350% due 12/1/17                              2,027,500
    5,320,000   AAA     Portage County, OH GO, MBIA-Insured,
                          5.250% due 12/1/17                              5,339,950
-----------------------------------------------------------------------------------
                                                                         16,613,050
-----------------------------------------------------------------------------------
Pennsylvania -- 2.3%
    1,000,000   AAA     Allegheny County, PA Airport Revenue,
                          Pittsburgh International Airport,
                          Series B, MBIA-Insured, 5.000% due 1/1/19         967,500
    6,000,000   AAA     Altoona, PA City Authority, Water Revenue,
                          FGIC-Insured, 5.000% due 11/1/19                5,835,000


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
Pennsylvania -- 2.3% (continued)
$   3,500,000   Aaa*    Montgomery County, PA Higher Education
                          & Health Authority Revenue, Holy
                          Redeemer Health, Series A,
                          AMBAC-Insured, 5.250% due 12/1/17            $  3,460,625
-----------------------------------------------------------------------------------
                                                                         10,263,125
-----------------------------------------------------------------------------------
Puerto Rico -- 0.4%
    2,000,000   AAA     Puerto Rico Commonweatlh Infrastructure
                          Financing Authority, AMBAC-Insured,
                          5.000% due 7/1/16                               1,967,500
-----------------------------------------------------------------------------------
South Carolina -- 1.4%
    4,000,000   AAA     Lexington County, SC Health Services
                          District Inc., Hospital Revenue Refunding
                          & Improvement, FSA-Insured,
                          5.250% due 11/1/17                              3,965,000
    2,000,000   BBB+    Myrtle Beach, SC COP, Myrtle Beach
                          Convention Center, 6.875% due 7/1/07            2,147,500
-----------------------------------------------------------------------------------
                                                                          6,112,500
-----------------------------------------------------------------------------------
Tennessee -- 0.3%
    1,150,000   NR      Hardeman County, TN Correctional Facilities
                          Corp., 7.750% due 8/1/17                        1,273,625
-----------------------------------------------------------------------------------
Texas -- 13.0%
    3,990,000   Aaa*    Azle, TX ISD, PSFG, Series C,
                          5.000% due 2/15/22                              3,830,400
    4,000,000   AAA     Bexar County, TX Health Facilities
                          Development Corp. Revenue, Baptist Health
                          Systems, Series A, MBIA-Insured,
                          5.250% due 11/15/27                             3,910,000
    4,190,000   AAA     Brazos County, TX Health Facilities,
                          Obligation Group, Series B, MBIA-Insured,
                          5.375% due 1/1/22                               4,184,763
    2,000,000   AAA     Brownsville, TX Utility Systems Revenue,
                          AMBAC-Insured, 5.250% due 9/1/20                1,982,500
                        Burleson, TX ISD, PSFG:
    1,160,000   Aaa*      6.750% due 8/1/24                               1,291,950
    2,840,000   Aaa*      Pre-Refunded -- Escrowed with U.S.
                            government securities to 8/1/06
                            Call @ 100, 6.750% due 8/1/24(c)              3,273,100


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
Texas -- 13.0% (continued)
$   1,000,000   AA      Harris County, TX Health Facilities
                          Development Corp. Revenue, School Health
                          Care Systems, Series B, 5.750% due 7/1/27    $  1,031,250
                        Harris County, TX Toll Road Refunding:
    8,000,000   AAA       Sr. Lien, FGIC-Insured, 5.375% due 8/15/20      8,010,000
    5,185,000   AA        Sub Lien, 5.125% due 8/15/16                    5,120,187
    2,000,000   AAA     Leander, TX ISD, PSFG, 5.625% due 8/15/18         2,032,500
    2,000,000   AAA     Nueces River Authority, TX Water Supply
                          Facilities, FSA-Insured, 5.500% due 3/1/27      2,012,500
    2,000,000   AAA     Plano, TX Facilities Health Development Corp.
                          Revenue, Texas Health Resources System,
                          Series C, MBIA-Insured, 5.250% due 2/15/26      1,955,000
    3,000,000   AAA     San Antonio, TX ISD, PSFG,
                          5.125% due 8/15/22                              2,932,500
                        Texas Water Development Board Revenue,
                          State Revolving Fund, Sr. Lien, Series B:
    3,000,000   AAA         5.000% due 7/15/14                            2,985,000
    1,000,000   AAA         5.000% due 7/15/15                              990,000
    5,000,000   AAA         5.000% due 7/15/16                            4,918,750
    8,000,000   AAA         5.000% due 7/15/19                            7,730,000
-----------------------------------------------------------------------------------
                                                                         58,190,400
-----------------------------------------------------------------------------------
Utah -- 1.7%
    8,000,000   A+      Intermountain Power Agency, Utah Power
                          Supply Revenue Refunding, Series D,
                          5.000% due 7/1/21                               7,640,000
-----------------------------------------------------------------------------------
Virginia -- 4.5%
    4,700,000   A*      Harrisonburg, VA Redevelopment & Housing
                          Authority, (Jail & Courthouse Project),
                          Public Facilities Lease Revenue,
                          6.500% due 9/1/14                               4,917,375
    2,000,000   AAA     Upper Occoquan, VA Sewer Authority, Regional
                          Sewer Revenue, Series A, MBIA-Insured,
                          5.000% due 7/1/25                               1,920,000
                        Virginia College Building Authority, Virginia
                          Educational Facilities Revenue, 21st Century
                          College Program:
    3,590,000   AA          5.250% due 8/1/13                             3,679,750
    3,805,000   AA          5.250% due 8/1/14                             3,890,612


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
Virginia -- 4.5% (continued)
                        Virginia State HDA, Multi-Family Housing:
$   1,655,000   AA+       Series D, 6.250% due 1/1/15                  $  1,768,781
    1,235,000   AAA       Series H, AMBAC-Insured,
                            6.300% due 11/1/15                            1,322,994
      600,000   AA+       Series K, 5.800% due 11/1/10                      640,500
    2,000,000   AA      Virginia State Transportation Board,
                          Transportation Contract Revenue,
                          Series A, 5.125% due 5/15/21                    1,970,000
-----------------------------------------------------------------------------------
                                                                         20,110,012
-----------------------------------------------------------------------------------
Washington -- 7.5%
                        Chelan County, WA GO Public Utilities,
                          District No. 1:
                            Columbus River Rock, MBIA-Insured,
                              Series A:
   20,685,000   AAA             Zero coupon due 6/1/21                    5,998,650
   22,685,000   AAA             Zero coupon due 6/1/22                    6,266,731
    4,750,000   A+            Series B, Remarked 7/1/92, Mandatory
                                put 7/1/19, 6.750% due 7/1/62(a)(b)       5,017,188
    3,000,000   AA+     Washington State GO, Series E,
                          5.000% due 7/1/22                               2,891,250
   10,550,000   AA-     Washington State Health Care Facilities,
                          Authority Revenue, Sisters of Providence
                          Hospital, 7.875% due 10/1/10(b)                11,420,375
    2,000,000   AAA     Washington State Public Power Supply
                          System Project Number 2, Series A,
                          FSA-Insured, 5.125% due 7/1/11                  2,002,500
-----------------------------------------------------------------------------------
                                                                         33,596,694
-----------------------------------------------------------------------------------
West Virginia -- 1.2%
                        Marion County, WV Community Solid Waste
                          Disposal Facilities Revenue:
    1,000,000   NR          American Fiber Resource Project,
                              Series B, 9.250% due 12/1/11(a)(b)(f)         500,000
   10,000,000   NR          American Paper Recycling Project,
                              7.750% due 12/1/11(a)(b)(f)                 5,000,000
-----------------------------------------------------------------------------------
                                                                          5,500,000
-----------------------------------------------------------------------------------


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited)(continued)
================================================================================

    Face
   Amount       Ratings                     Security                        Value
===================================================================================
Wisconsin -- 4.0%
$   4,070,000   A2*     Wisconsin State GO, Series B,
                          6.600% due 1/1/22(a)                         $  4,329,462
                        Wisconsin State Health & Educational
                          Facilities Authority Revenue,
                          MBIA-Insured:
                            Aurora Health Care Inc.:
    3,000,000   AAA           5.250% due 8/15/17                          2,970,000
   10,000,000   AAA           5.250% due 8/15/27                          9,725,000
    1,000,000   AAA         The Medical College of Wisconsin Inc.
                              Project, 5.400% due 12/1/16                 1,001,250
-----------------------------------------------------------------------------------
                                                                         18,025,712
-----------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100%
                        (COST -- $442,586,414**)                       $448,831,006
===================================================================================

(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(b)  Security segregated by Custodian for open purchase commitments.

(c) Pre-Refunded bonds escrowed by U.S. government securities and bonds escrowed to maturity by U.S. government securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.

(d) Security partially segregated by Custodian for futures contracts commitments.

(e) Variable rate municipal bonds and notes are payable upon not more than one business day's notice.

(f)  Security in default.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 14 and 15 for definition of ratings and certain security descriptions.


================================================================================
                   Summary of Investments by Combined Ratings
                          November 30, 1997 (unaudited)
================================================================================

================================================================================
                                                               Percent of
     Moody's         and/or        Standard & Poor's        Total Investments
================================================================================
       Aaa                                 AAA                     59.1%
       Aa                                  AA                      16.9
        A                                   A                       8.2
       Baa                                 BBB                      5.4
     VMIG 1                                A-1                      0.3
       NR                                  NR                      10.1
                                                                  -----
                                                                  100.0%
                                                                  =====

                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                                  Bond Ratings
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA       --   Bonds rated "AAA" have the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.

AA        --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A         --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB       --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa       --   Bonds that are rated "Aaa" are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa        --   Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A         --   Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.


Baa       --   Bonds that are rated "Baa" are considered as medium grade
               obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR        --   Indicates that the bond is not rated by Standard & Poor's or
               Moody's.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Short-Term Securities Ratings
================================================================================

SP-1      --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1       --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.


VMIG 1    --   Moody's highest rating for issues having a demand feature --
               VRDO.

P-1       --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


================================================================================
                              Security Descriptions
================================================================================

ABAG      --   Association of Bay Area Governors
AIG       --   American International Guaranty
AMBAC     --   American Municipal Bond Assurance Corporation
BAN       --   Bond Anticipation Notes
BIG       --   Bond Investors Guaranty
CDA       --   Community Development Administration
CGIC      --   Capital Guaranty Insurance Company
CHFCLI    --   California Health Facility Construction Loan Insurance
COP       --   Certificate of Participation
EDA       --   Economic Development Authority
ETM       --   Escrowed To Maturity
FAIRS     --   Floating Adjustable Interest Rate Securities
FGIC      --   Financial Guaranty Insurance Company
FHA       --   Federal Housing Administration
FHLMC     --   Federal Home Loan Mortgage Corporation
FNMA      --   Federal National Mortgage Association
FRTC      --   Floating Rate Trust Certificates
FSA       --   Federal Savings Association
GIC       --   Guaranteed Investment Contract
GNMA      --   Government National Mortgage Association
GO        --   General Obligation
HDC       --   Housing Development Corporation
HDA       --   Housing Development Authority
HFA       --   Housing Finance Authority
IDA       --   Industrial Development Authority
IDB       --   Industrial Development Board
IDR       --   Industrial Development Revenue
INFLOS    --   Inverse Floaters
ISD       --   Independent School District
LOC       --   Letter of Credit
MBIA      --   Municipal Bond Investors Assurance Corporation
MVRICS    --   Municipal Variable Rate Inverse Coupon Security
PCR       --   Pollution Control Revenue
PFA       --   Public Finance Authority
PSFG      --   Permanent School Fund Guaranty
RAN       --   Revenue Anticipation Notes
RIBS      --   Residual Interest Bonds
RITES     --   Residual Interest Tax-Exempt Securities
TAN       --   Tax Anticipation Notes
TECP      --   Tax Exempt Commercial Paper
TOB       --   Tender Option Bonds
TRAN      --   Tax and Revenue Anticipation Notes
SYCC      --   Structured Yield Curve Certificate
VA        --   Veterans Administration
VRDD      --   Variable Rate Daily Demand
VRWE      --   Variable Rate Wednesday Demand


-------------------------------------[LOGO]-------------------------------------

================================================================================
                       Statement of Assets and Liabilities
                                   (unaudited)
================================================================================


                                                               November 30, 1997
================================================================================
ASSETS:
   Investments, at value (Cost -- $442,586,414)                   $ 448,831,006
   Cash                                                                  21,703
   Receivable for securities sold                                    13,328,750
   Interest receivable                                                5,931,737
-------------------------------------------------------------------------------
   Total Assets                                                     468,113,196
-------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                  36,627,120
   Dividends payable                                                    901,583
   Investment advisory fees payable                                     237,406
   Administration fees payable                                           68,767
   Payable to broker                                                      6,250
   Accrued expenses                                                      27,927
-------------------------------------------------------------------------------
   Total Liabilities                                                 37,869,053
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 430,244,143
===============================================================================

NET ASSETS:
   Par value of capital shares                                    $      34,564
   Capital paid in excess of par value                              413,048,256
   Overdistributed net investment income                             (1,199,369)
   Accumulated net realized gain from
     security transactions                                           12,172,350
   Net unrealized appreciation of investments
     and futures contracts                                            6,188,342
-------------------------------------------------------------------------------
TOTAL NET ASSETS
   (Equivalent to $12.45 a share on 34,564,281 shares of $0.001
     par value outstanding: 500,000,000 shares authorized)        $ 430,244,143
===============================================================================


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Statement of Operations
                                   (unaudited)
================================================================================

                                                                   Six Months
                                                                     Ended
                                                                   11/30/97
===============================================================================
INVESTMENT INCOME:
   Interest                                                       $  11,381,076
-------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                  1,472,403
   Administration fees (Note 3)                                         420,687
   Shareholder communications                                           102,864
   Audit and legal                                                       25,203
   Directors' fees                                                       24,232
   Registration fees                                                     14,469
   Custody                                                                9,495
   Shareholder and system servicing fees                                  9,454
   Pricing service fees                                                   5,935
   Other                                                                  3,694
-------------------------------------------------------------------------------
   Total Expenses                                                     2,088,436
-------------------------------------------------------------------------------
Net Investment Income                                                 9,292,640
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            262,744,440
     Cost of securities sold                                        254,261,432
-------------------------------------------------------------------------------
   Net Realized Gain                                                  8,483,008
-------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)
   of Investments and Futures Contracts:
     Beginning of period                                             (6,878,902)
     End of period                                                    6,188,342
-------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           13,067,244
-------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        21,550,252
-------------------------------------------------------------------------------
Increase Net Assets From Operations                               $  30,842,892
===============================================================================


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                       Statements of Changes in Net Assets
================================================================================

                                                   Six Months
                                                 Ended 11/30/97     Year Ended
                                                  (unaudited)         5/31/97
===============================================================================
OPERATIONS:
   Net investment income                         $   9,292,640    $  23,131,200
   Net realized gain                                 8,483,008        8,491,422
   Increase (decrease) in net
     unrealized appreciation                        13,067,244       (5,938,398)
-------------------------------------------------------------------------------
   Increase in Net Assets From Operations           30,842,892       25,684,224
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                           (12,027,658)     (22,772,196)
   Net realized gains                                       --      (10,177,035)
-------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                 (12,027,658)     (32,949,231)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net asset value of shares issued
     for reinvestment of dividends                     143,116          626,322
-------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                           143,116          626,322
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                   18,958,350       (6,638,685)
NET ASSETS:
   Beginning of period                             411,285,793      417,924,478
-------------------------------------------------------------------------------
   End of period*                                $ 430,244,143    $ 411,285,793
===============================================================================
* Includes undistributed (overdistributed) net
    investment income of:                        $  (1,199,369)   $   1,535,649
===============================================================================


                                                      See Notes to
                                                      Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                                   (unaudited)
================================================================================

     1.   Significant Accounting Policies

     Managed Municipals Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1997, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.   Exempt-Interest Dividends and Other Distributions

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                             (unaudited) (continued)
================================================================================

     3. Investment Advisory Agreement, Administration Agreement and Other Transactions

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC a fee calculated at an annual rate of 0.70% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

     MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets; this fee is calculated daily and paid monthly.

     All officers and one Director of the Fund are employees of Smith Barney
Inc.

     4.   Investments

     For the six months ended November 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $278,687,883
--------------------------------------------------------------------------------
Sales                                                               262,744,440
================================================================================

     At November 30, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 24,817,836
Gross unrealized depreciation                                       (18,573,244)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  6,244,592
================================================================================

     5.   Futures Contracts

     Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed,


-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                             (unaudited) (continued)
================================================================================

the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

     The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

     At November 30, 1997, the Fund had the following open futures contracts:

     Futures           Expiration     # of       Basis        Market     Unrealized
 Contracts Sold        Month/Year   Contracts    Value        Value     Gain (Loss)
====================================================================================
U.S. Treasury
  Short Bond Index        12/97        100    $11,815,625  $11,918,750  $(103,125)
Municipal Bond Index      12/97        100     12,181,250   12,228,125     46,875
------------------------------------------------------------------------------------
Total                                                                   $ (56,250)
====================================================================================

     6.   Capital Shares

     During the six months ended November 30, 1997, capital stock transactions were as follows:

                                                         Shares            Amount
==================================================================================
Shares issued on reinvestment                            11,867           $143,116
==================================================================================


-------------------------------------[LOGO]-------------------------------------

================================================================================
                              Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each period:


                                   1997(1)          1997          1996          1995          1994           1993(2)
========================================================================================================================
Net Asset Value,
   Beginning of Period             $11.90          $12.11        $12.55        $12.26        $13.00          $12.00
------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income             0.27            0.67          0.67          0.72          0.67            0.63
   Net realized and
     unrealized gain (loss)          0.63            0.08         (0.35)         0.49         (0.23)           0.97
------------------------------------------------------------------------------------------------------------------------
Total Income
   From Operations                   0.90            0.75          0.32          1.21          0.44            1.60
------------------------------------------------------------------------------------------------------------------------
Offering Costs Charged
   to Paid-In Capital                  --              --            --            --            --           (0.02)
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income            (0.35)          (0.66)        (0.75)        (0.67)        (0.67)          (0.55)
   Net realized gains                  --           (0.30)        (0.01)        (0.25)        (0.51)          (0.03)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.35)          (0.96)        (0.76)        (0.92)        (1.18)          (0.58)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                   $12.45          $11.90        $12.11        $12.55        $12.26          $13.00
------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Market Value                      2.97%++         7.89%         8.26%         8.40%         2.98%           7.02%++
------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Net Asset Value*                  7.73%++         6.59%         2.79%        10.96%         3.45%          13.58%++
------------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (millons)           $430            $411          $418          $433          $423            $444
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                          0.98%+          1.00%         1.00%         1.02%         1.00%           0.98%+
   Net investment income             4.37+           5.56          5.35          5.97          5.15            5.48+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                60%            113%           45%           93%           72%            169%
------------------------------------------------------------------------------------------------------------------------
Market Value,
   End of Period                  $11.625         $11.625       $11.690       $11.500       $11.500         $12.250
========================================================================================================================

(1)  For the six months ended November 30, 1997 (unaudited).

(2) For the period from June 26, 1992 (commencement of operations) to May 31, 1993.

 * Total return is based on the Fund's net asset value at the beginning and end of the period rather than the market value. Dividends are reinvested in accordance with the Fund's dividend reinvestment plan.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                         Quarterly Results of Operations
                                   (unaudited)
================================================================================

                                                                Net Realized and         Net Increase
                                                                   Unrealized            (Decrease) in
                     Investment           Net Investment          Gain (Loss) on         Net Assets From
                       Income                 Income                Investments            Operations
                 ------------------------------------------------------------------------------------------
                               Per                    Per                     Per                     Per
Quarter Ended       Total     Share        Total     Share       Total       Share       Total       Share
===========================================================================================================
August 31,
   1995          $6,836,154   $0.20     $5,726,578   $0.17   $ (4,006,671)  $(0.12)   $  1,719,907   $ 0.05
November 30,
   1995           6,832,879    0.20      5,725,758    0.17      9,842,182     0.29      15,567,940     0.45
February 29,
   1996           6,815,655    0.19      5,690,615    0.16       (268,190)   (0.01)      5,422,425     0.16
May 31,
   1996           6,848,128    0.20      5,871,300    0.17    (17,496,145)   (0.51)    (11,624,845)   (0.34)
August 31,
   1996           7,112,514    0.21      6,061,372    0.18     (2,945,507)   (0.09)      3,115,865     0.09
November 30,
   1996           6,873,415    0.20      5,826,055    0.17     17,188,697     0.50      23,014,752     0.67
February 28,
   1997           6,706,752    0.19      5,680,888    0.16     (9,381,274)   (0.27)     (3,700,386)   (0.11)
May 31,
   1997           6,582,277    0.19      5,562,885    0.16     (2,308,892)   (0.06)      3,253,993     0.10
August 31,
   1997           5,809,421    0.17      4,751,757    0.14     11,642,588     0.34      16,394,345     0.48
November 30,
   1997           5,571,655    0.16      4,540,883    0.13      9,907,664     0.29      14,448,547     0.42
===========================================================================================================


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                                       23

================================================================================
                                 Financial Data
                                   (unaudited)
================================================================================

For a share of capital stock outstanding throughout each period:

                                 NYSE           Net                      Dividend
  Record       Payable          Closing        Asset       Dividend    Reinvestment
   Date          Date           Price+        Value+         Paid          Price
===================================================================================
  6/23/95       6/30/95        $11.625        $12.49        $0.064        $11.86
  7/26/95       7/31/95         11.750         12.33         0.064         11.84
  8/22/95       8/25/95         11.750         12.20         0.064         11.90
  9/26/95       9/29/95         11.750         12.38         0.064         11.87
 10/24/95      10/27/95         11.750         12.46         0.064         11.92
 11/20/95      11/24/95         11.875         12.59         0.064         11.99
 12/26/95      12/29/95         12.125         12.69         0.064         12.30
  1/23/96       1/26/96         12.500         12.66         0.064         12.51
  2/20/96       2/23/96         12.250         12.68         0.064         12.14
  3/26/96       3/29/96         11.750         12.43         0.060         11.61
  4/23/96       4/26/96         11.250         12.24         0.060         11.53
  5/28/96       5/31/96         11.813         12.25         0.060         11.65
  6/25/96       6/28/96         11.500         12.05         0.060         11.49
  7/23/96       7/26/96         11.875         12.05         0.060         11.87
  8/27/96       8/30/96         11.688         12.12         0.060         11.72
  9/24/96       9/27/96         11.625         12.13         0.060         11.64
 10/22/96      10/25/96         11.625         12.23         0.060         11.57
 11/25/96      11/29/96         11.500         12.44         0.060         11.57
 12/23/96*     12/27/96         11.375         12.12         0.295         11.73
  1/28/97       1/31/97         11.625         11.88         0.060         11.75
  2/25/97       2/28/97         11.750         12.07         0.060         11.78
  3/24/97       3/27/97         11.500         11.73         0.060         11.53
  4/22/97       4/25/97         11.563         11.60         0.060         11.57
  5/27/97       5/30/97         11.375         11.82         0.060         11.68
  6/24/97       6/27/97         11.750         12.06         0.060         11.98
  7/22/97       7/25/97         12.000         12.43         0.060         12.08
  8/26/97       8/29/97         11.750         12.17         0.060         11.83
  9/23/97       9/26/97         11.750         12.30         0.056         11.91
 10/28/97      10/31/97         11.375         12.33         0.056         11.60
 11/24/97      11/28/97         11.563         12.41         0.056         11.64
===================================================================================

+    As of record date.

*    Capital gain distribution.


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                                       24

================================================================================
                           Dividend Reinvestment Plan
                                   (unaudited)
================================================================================

     Under the Portfolio's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Portfolio reinvested automatically by First Data as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "Street Name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in Street Name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of net asset of value most recently determined as described below under "Net Asset Value" or 95% of the market price of the Common Stock.

     If the market price of the Common Stock is less than the net asset value of the Common Stock at the time of valuation, or if the Portfolio declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participant accounts. If following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Portfolio to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Portfolio issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Portfolio to issue the remaining shares, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Portfolio at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.


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                                       25

================================================================================
                           Dividend Reinvestment Plan
                             (unaudited) (continued)
================================================================================

     First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of each Plan participant.

     Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Portfolio. No brokerage charges apply with respect to shares of Common Stock issued directly by the Portfolio under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the Plan.

     Experience under the Plan may indicate that changes to it are desirable. The Portfolio reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Portfolio's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, P.O. Box 1376, Boston, Massachusetts 02104 or by telephone at 1-800-331-1710.

                                   ----------

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


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                                       26

                               Managed Municipals
                                 Portfolio Inc.

Directors                                    Investment Adviser and
Allan J. Bloostein                           Administrator
Martin Brody                                 Mutual Management Corp.
Dwight B. Crane                              388 Greenwich Street
Robert A. Frankel                            New York, New York 10013
William R. Hutchinson
Heath B. McLendon, Chairman                  Transfer Agent
                                             First Data Investor Services
Charles F. Barber, Emeritus                    Group, Inc.
                                             P.O. Box 1376
Officers                                     Boston, Massachusetts 02104
Heath B. McLendon
President and                                Custodian
Chief Executive Officer                      PNC Bank, N.A.
                                             17th & Chestnut Streets
Lewis E. Daidone                             Philadelphia, Pennsylvania 19103
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


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                                       27

                      [This page intentionally left blank]

================================================================================
              This report is only intended for shareholders of the
                        Managed Municipals Portfolio Inc.
                             It is not a Prospectus,
               circular or representation intended for use in the
                purchase or sale of shares of the Fund or of any
                       securities mentioned in the report.
                                   FD0837 1/98

================================================================================